INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 5.   INTANGIBLE ASSETS AND GOODWILL

Intangible Assets

Intangible assets consisted of the following as of December 31, 2015:

	Gross	Accumulated Amortization	Net	Estimated Life (in years)
Customer relationships	$1,000,000	$76,712	$923,288	10
Marketing-related	200,000	30,685	169,315	5
Non-compete agreements	500,000	127,854	372,146	3
Chiefton brand and graphic designs	69,400	9,222	60,178	2
Intangible assets, net	$1,769,400	$244,473	$1,524,927

Estimated amortization expense for the next five years is as follows:

Year ending December 31
2016	$342,302
2017	203,739
2018	140,000
2019	140,000
2020	140,000

Amortization expense was $244,473 and $38,200 for the years ended December 31, 2015 and 2014.  Amounts capitalized in 2014 for the development of educational and marketing webinars on various cannabis industry topics were fully expensed as of December 31, 2014.  We did not recognize any impairment during the year ended December 31, 2015.

Goodwill

In connection with our acquisition of IPG, we recorded goodwill of $187,000. We have not recognized any impairment as of December 31, 2015.